Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	As of December 31,
	2022	2023
Cost:
Acquired user data	127,133	127,133
Acquired right to operate an online audio/video platform including content deferred tax liabilities impact	96,130	96,130
Computer software	12,290	12,290
Developed technology	9,000	9,000
Total cost	244,553	244,553
Less: Accumulated amortization	(181,904)	(194,209)
Intangible assets, net	62,649	50,344

Summary of Amortization Expense

Amortization expense for intangible assets for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended December 31,
	2021	2022	2023
Cost of revenues	9,613	9,613	9,613
Research and development expenses	825	900	1,800
Sales and marketing expenses	38,846	88,287	-
General and administrative expenses	4,815	3,821	892
Total	54,099	102,621	12,305

Summary of Future Intangible Asset Amortization

Future intangible asset amortization as of December 31, 2023 is as follows:

Year ended December 31,	Amortization Expense
2024	11,437
2025	11,437
2026	9,787
2027	9,637
2028	8,036
Thereafter	10
Total	50,344